Series a Preferred Covertible Security	6 Months Ended
Sep. 30, 2023
Series a Preferred Covertible Security [Abstract]
SERIES A PREFERRED COVERTIBLE SECURITY

NOTE 22 — SERIES A PREFERRED COVERTIBLE SECURITY

On August 31, 2023, the Company entered into a Securities Purchase Agreement (the “September 2023 Purchase Agreement”) with a certain accredited investor as purchaser, pursuant to which, the Company sold $454,130.00 in principal amount of the Company’s Series A Convertible Preferred Shares, par value $0.01 (the “Preferred Shares”), warrants to purchase the Company’s Preferred Shares (the “Preferred Warrants”) and warrants the (September 2023 Common Warrants”) to purchase the Company’s common shares, par value $0.01 (the “Common Shares). The Preferred Shares are convertible into Common Shares, at an initial conversion price per share of $0.40, subject to adjustment under certain circumstances described in the certificate of designations for the Preferred Shares. The holder of Preferred Shares has the option, at any time and for any amount of such Preferred Shares, to convert Preferred Shares at an alternative conversion price that is the lower of the conversion price in effect, or at a 85% discount to the then-volume weighted average price of our common shares, but in no event less than the conversion floor price of $0.0787 (such price, the “Preferred Alternate Conversion Price”). In light of the fact that the Preferred Alternate Conversion Price can be 85% of the then-market price of our VWAP, the Preferred Shares are considered “Future Priced Securities” under Nasdaq rules that relate to the continued listing qualification of companies. The September 2023 Common Warrants are exercisable for five years to purchase an aggregate of up to 3,182,250 Common Shares at an initial exercise price of $0.44, subject to adjustment under certain circumstances described in the September 2023 Common Warrants. The Preferred Warrants are exercisable for two years to purchase an aggregate of up to 8,235 Preferred Shares at an initial exercise price of $850.00, subject to adjustment under certain circumstances described in the Preferred Warrants. The Preferred Shares and September 2023 Common Warrants sold were not registered under the Securities Act or the securities laws of any state, and were offered and sold in reliance upon the exemption from registration afforded by Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering.

On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”). The Company has reserved 20,911,474 for issuance of no less than the sum of 1) maximum number of common shares issuable upon conversion of all the notes then outstanding (number of 19,157,088 common shares, referred to “Common Share Conversion”), and 2) the maximum number of warrants shares issuable upon exercise of all the warrants then outstanding (number of 1,754,386 common shares, referred to as “Warrant Conversion”).

As of April 10, 2024, all the warrants and the preferred stock (stated above) have been converted to common stock and the liability has been repaid in full.